SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of operating income for each operating segment

Net sales	12.31.22	12.31.21	12.31.20
Brazil
In-natura	5,976,960	6,002,585	5,014,250
Poultry	4,576,600	4,544,724	3,738,560
Pork and other	1,400,360	1,457,861	1,275,690
Processed	20,878,697	18,729,686	15,944,162
Other sales	142,131	76,618	26,707
	26,997,788	24,808,889	20,985,119

International
In-natura	20,044,710	18,212,688	14,570,620
Poultry	18,110,329	15,818,512	12,246,499
Pork and other	1,934,381	2,394,176	2,324,121
Processed	3,679,233	2,955,431	2,366,204
Other sales	379,192	346,585	303,370
	24,103,135	21,514,704	17,240,194

Other segments	2,704,105	2,019,712	1,244,387
	53,805,028	48,343,305	39,469,700

Schedule of operating income for each operating segment

	12.31.22	12.31.21	12.31.20
Brazil	(352,138)	1,583,899	2,081,150
International	403,661	942,006	1,100,212
Other segments	440,062	393,477	197,233
Sub total	491,585	2,919,382	3,378,595
Corporate	(627,874)	90,405	(327,366)
	(136,289)	3,009,787	3,051,229

Schedule of composition of the main effects not allocated to the operating segments

Corporate	12.31.22	12.31.21	12.31.20
Investigations involving the Company (note 1.3)	(588,774)	(9,003)	(28,004)
Reversal/(provision) for tax and civil contingencies	(50,397)	30,587	(109,088)
Expenses COVID-19 (1)	(1,224)	(74,482)	(81,562)
Gains (losses) with demobilization	1,398	(6,814)	(16,494)
Results with sale and disposal of fixed assets	3,582	65,884	(28,178)
Result in the sale of investments	-	76,148	(62,006)
Arbitration reversal	-	-	14,520
Results with disposal of businesses	-	-	(29,471)
Other	7,541	8,085	12,917
	(627,874)	90,405	(327,366)
(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.

Schedule of goodwill and intangible assets arising from business combination

	Goodwill		Trademarks		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,865,390	1,813,986	423,846	275,982	2,289,236	2,089,968
Other segments	457,215	459,699	474,875	474,875	932,090	934,574
	3,474,103	3,425,183	1,881,199	1,733,335	5,355,302	5,158,518